Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Firsthand Funds
Entity Central Index Key	0000917124
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000032051
Shareholder Report [Line Items]
Fund Name	Firsthand Technology Opportunities Fund
Class Name	Firsthand Technology Opportunities Fund
Trading Symbol	TEFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Firsthand Technology Opportunities Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.firsthandfunds.com. You can also request this information by contacting us at 1-888-884-2675.
Additional Information Phone Number	1-888-884-2675
Additional Information Website	www.firsthandfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TEFQX	$212	1.85%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the year ended December 31, 2025, shares of Firsthand Technology Opportunities Fund returned 29.47%. The Fund compares its performance to the Nasdaq Composite Index, which returned 21.14% during 2025. The broad market S&P 500 Index returned 17.88% for the period.

What factors affected the Fund's performance?

Stock selection within the technology sector was the primary factor impacting fund performance in 2025. The Fund’s underweighting of "Magnificent 7" stocks enabled the Fund to outperform both its primary benchmark and the S&P 500 Index. Top contributors within the portfolio included Palantir, Roku, Rocket Lab, Coherent, and MongoDB. Bottom contributors within the portfolio included Aspen Aerogels, Docusign, PagerDuty, Toast, and Monday.com.

Line Graph [Table Text Block]
	Firsthand Technology Opportunities Fund	NASDAQ Composite Index	S&P 500 Index
12/15	10,000	10,000	10,000
12/16	10,599	10,887	11,196
12/17	16,477	14,113	13,640
12/18	17,187	13,712	13,042
12/19	22,087	18,744	17,149
12/20	43,406	27,164	20,304
12/21	36,162	33,188	26,132
12/22	14,498	22,390	21,399
12/23	16,066	32,385	27,025
12/24	12,562	41,962	33,786
12/25	16,264	50,833	39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Firsthand Technology Opportunities Fund	29.47%	-17.83%	4.98%
NASDAQ Composite Index	21.14%	13.35%	17.66%
S&P 500 Index	17.88%	14.42%	14.82%

AssetsNet	$ 49,231,389
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 670,106
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$49,231,389 # of Portfolio Holdings27 Portfolio Turnover Rate38% Investment Advisory Fees Paid$670,106
Holdings [Text Block]

Industry Weightings

Value	Value
Net Cash	1.3
Other Industries	0.5
Computers	2.3
Electric	2.9
Electronics	3.7
Telecommunications	4.8
Commercial Services	5.0
Financial	5.6
Semiconductors	7.5
Defense & Aerospace	8.5
Software	21.5
Internet	36.4

Market Capital Weightings

(% of Net Assets)

Value	Value
Giant Cap (More than $25B)	68.5%
Large Cap ($5-$25B)	23.8%
Small Cap (less than $1B)	4.5%
Micro Cap (less than $250M)	1.0%
Mid Cap ($1-$5B)	1.0%
Net Cash	1.2%

Country Weightings

Value	Value
Netherlands	3.7
United States	96.3

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Roku, Inc.	16.5%
Palantir Technologies, Inc.,	13.0%
Netflix, Inc.	8.6%
Rocket Lab Corp.	8.5%
Arista Networks, Inc.	4.8%
Toast, Inc.,	4.3%
Domo, Inc.,	4.3%
MongoDB, Inc.	4.2%
SoFi Technologies, Inc.	4.2%
Uber Technologies, Inc.	4.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the year ended December 31, 2025.
C000052080
Shareholder Report [Line Items]
Fund Name	Firsthand Alternative Energy Fund
Class Name	Firsthand Alternative Energy Fund
Trading Symbol	ALTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Firsthand Alternative Energy Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.firsthandfunds.com. You can also request this information by contacting us at 1-888-884-2675.
Additional Information Phone Number	1-888-884-2675
Additional Information Website	www.firsthandfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ALTEX	$220	1.98%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the year ended December 31, 2025, shares of Firsthand Alternative Energy Fund returned 21.78%. The Fund compares its performance to the Wilderhill Clean Energy Index, which returned 53.00% during 2025. The broad market S&P 500 Index returned 17.88% for the period.

What factors affected the Fund's performance?

Stock selection within the alternative energy sector was the primary factor impacting fund performance in 2025, and caused the Fund to underperform its primary benchmark, despite outperforming the broad market. Top contributors within the portfolio included Bloom Energy, Oklo, Corning, Quanta Services, and Vestas Wind Systems. Bottom contributors within the portfolio included Aspen Aerogels, NuScale Power, Tesla, Enphase, and ON Semiconductor.

Line Graph [Table Text Block]
	Firsthand Alternative Energy Fund	WilderHill Clean Energy Index	S&P 500 Index
12/15	10,000	10,000	10,000
12/16	9,074	7,801	11,196
12/17	11,555	10,868	13,640
12/18	9,410	9,284	13,042
12/19	13,229	14,791	17,149
12/20	24,324	44,931	20,304
12/21	23,086	31,357	26,132
12/22	18,871	16,897	21,399
12/23	18,435	13,106	27,025
12/24	17,181	8,948	33,786
12/25	20,923	13,690	39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Firsthand Alternative Energy Fund	21.78%	-2.97%	7.66%
WilderHill Clean Energy Index	53.00%	-21.16%	3.19%
S&P 500 Index	17.88%	14.42%	14.82%

AssetsNet	$ 9,336,156
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 128,186
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,336,156 # of Portfolio Holdings38 Portfolio Turnover Rate26% Investment Advisory Fees Paid$128,186
Holdings [Text Block]

Industry Weightings

Value	Value
Net Cash	16.9
Other Industries	0.2
Environmental Control	0.2
Consumer, Non-cyclical	1.4
Building Materials	1.6
Telecommunications	6.1
Electronics	9.2
Commercial Services	9.5
Electric	10.2
Energy	11.6
Semiconductors	12.7
Industrials	20.4

Market Capital Weightings

(% of Net Assets)

Value	Value
Giant Cap (More than $25B)	38.0%
Large Cap ($5-$25B)	31.3%
Mid Cap ($1-$5B)	9.5%
Micro Cap (less than $250M)	4.3%
Small Cap (less than $1B)	0.0%
Net Cash	16.9%

Country Weightings

Value	Value
Spain	0.1
Japan	1.4
Ireland	1.7
Netherlands	2.8
Denmark	4.3
Switzerland	5.9
United States	83.8

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Bloom Energy Corp.,	11.2%
Quanta Services, Inc.	9.5%
Oklo, Inc.	7.7%
Corning, Inc.	6.1%
ABB, Ltd. - SP	5.6%
ON Semiconductor Corp.	4.6%
Vestas Wind Systems A.S.	4.3%
BWX Technologies, Inc.	3.7%
Axcelis Technologies, Inc.	3.5%
GE Vernova, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the year ended December 31, 2025.